Consolidated Statements of Operations (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income:
Interest income	$ 48,985	$ 43,241	$ 91,222	$ 91,095
Less: Interest expense	12,637	15,135	24,006	39,627
Net interest income	36,348	28,106	67,216	51,468
Revenues	37,064	28,934	68,648	53,925
Expenses:
Asset management and subordinated performance fee	6,001	3,738	11,417	7,650
Acquisition expenses	169	175	322	317
Administrative services expenses	3,078	2,940	6,552	7,052
Professional fees	2,777	3,222	4,774	6,006
Real estate owned operating expenses	0	1,096	0	2,741
Depreciation and amortization	406	586	812	1,174
Other expenses	911	1,055	1,406	2,642
Total expenses	13,342	12,812	25,283	27,582
Other (income)/loss:
Provision/(benefit) for credit losses	(1,508)	4,042	(3,839)	18,639
Impairment losses on real estate owned assets	0	0	0	398
Realized (gain)/loss on extinguishment of debt	0	(438)	0	(438)
Realized (gain)/loss on sale of real estate securities	315	5,309	1,375	5,747
Realized (gain)/loss on sale of commercial mortgage loan held for sale	0	(252)	0	(252)
Realized (gain)/loss on sale of real estate owned assets, held for sale	(1,112)	0	(1,112)	0
Realized (gain)/loss on sale of commercial mortgage loan, held for sale, measured at fair value	(6,520)	238	(13,150)	(9,166)
Unrealized (gain)/loss on commercial mortgage loans, held for sale, measured at fair value	(625)	(1,595)	(1,104)	339
Unrealized (gain)/loss on other real estate investments, measured at fair value	(20)	(18)	(26)	43
Unrealized (gain)/loss on derivatives	3,163	99	1,054	4,935
Realized (gain)/loss on derivatives	(281)	1,659	(2,259)	8,328
Total other (income)/loss	(6,588)	9,044	(19,061)	28,573
Income/(loss) before taxes	30,310	7,078	62,426	(2,230)
Provision/(benefit) for income tax	300	(736)	2,270	(2,644)
Net income/(loss)	30,010	7,814	60,156	414
Net income/(loss) applicable to common stock	$ 22,998	$ 4,359	$ 46,402	$ (7,556)
Basic earnings per share (in dollars per share)	$ 0.52	$ 0.10	$ 1.05	$ (0.17)
Diluted earnings per share (in dollars per share)	$ 0.52	$ 0.10	$ 1.05	$ (0.17)
Basic weighted average shares outstanding (in shares)	44,262,934	44,376,437	44,276,480	44,319,531
Diluted weighted average shares outstanding (in shares)	44,278,939	44,389,380	44,292,427	44,319,531
Revenue from real estate owned
Income:
Revenues	$ 716	$ 828	$ 1,432	$ 2,457